ACCOUNTS PAYABLE, ACCRUALS, AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUALS, AND OTHER CURRENT LIABILITIES

10. ACCOUNTS PAYABLE, ACCRUALS, AND OTHER CURRENT LIABILITIES

Account payable, accrued expenses, and other liabilities consists of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Accounts payable	605	517	407
Payroll payable	561	372	292
Payable to other services	33	28	22
Deposits	379	375	295
Others	100	29	22
Total	1,678	1,321	1,038